SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Small Cap Dividend Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.7%
Commercial Services - 4.9%
Booz Allen Hamilton Holding Corp.	3,200	257,696
Brink’s Co.	2,750	217,882
Colliers International Group, Inc.	2,350	230,864
FTI Consulting, Inc. *	1,425	199,657
World Fuel Services Corp.	4,700	165,440

		1,071,539

Communications - 0.9%
Shenandoah Telecommunications Co.	3,800	185,478

Consumer Durables - 6.4%
Acushnet Holdings Corp.	2,600	107,458
BRP, Inc.	3,050	265,106
Helen of Troy, Ltd. *	900	189,594
MDC Holdings, Inc.	4,050	240,570
National Presto Industries, Inc.	750	76,552
Thor Industries, Inc.	2,300	309,902
YETI Holdings, Inc. *	2,700	194,967

		1,384,149

Consumer Non-Durables - 1.1%
Sensient Technologies Corp.	3,000	234,000

Consumer Services - 4.5%
Chegg, Inc. *	3,000	256,980
Nexstar Media Group, Inc.	2,550	358,096
Service Corp. International	2,000	102,100
Vail Resorts, Inc.	915	266,869

		984,045

Electronic Technology - 9.4%
CMC Materials, Inc.	1,850	327,062
II-VI, Inc. *	2,450	167,506
MKS Instruments, Inc.	3,275	607,250
Monolithic Power Systems, Inc.	1,850	653,438
Power Integrations, Inc.	3,400	277,032

		2,032,288

Finance - 27.1%
American Financial Group, Inc.	2,775	316,628
Artisan Partners Asset Management, Inc.	6,300	328,671
Axis Capital Holdings, Ltd.	6,300	312,291
Carlyle Group, Inc.	8,075	296,837
CNO Financial Group, Inc.	14,000	340,060
CubeSmart	5,250	198,608
Donegal Group, Inc.	9,500	141,170
Essential Properties Realty Trust, Inc.	7,700	175,791
Evercore Partners, Inc.	2,800	368,872
Hannon Armstrong Sustainable Infrastructure Cap., Inc.	2,525	141,652
Hanover Insurance Group, Inc.	1,275	165,062
HCI Group, Inc.	3,600	276,552
Hercules Capital, Inc.	13,100	209,993

Name of Issuer	Quantity	Fair Value ($)
Old National Bancorp	15,575	301,220
People’s United Financial, Inc.	18,425	329,808
Physicians Realty Trust	11,250	198,788
Piper Sandler Cos	2,875	315,244
PROG Holdings, Inc.	5,500	238,095
QTS Realty Trust, Inc.	4,350	269,874
SiriusPoint, Ltd. *	10,150	103,226
Stifel Financial Corp.	6,000	384,360
STORE Capital Corp.	6,225	208,538
Western Alliance Bancorp	2,775	262,071

		5,883,411

Health Services - 3.1%
Encompass Health Corp.	4,200	343,980
Tenet Healthcare Corp. *	6,400	332,800

		676,780

Health Technology - 6.1%
AtriCure, Inc. *	5,200	340,704
Atrion Corp.	160	102,610
Bio-Techne Corp.	325	124,127
ICU Medical, Inc. *	975	200,304
iRhythm Technologies, Inc. *	1,725	239,534
LeMaitre Vascular, Inc.	2,175	106,096
STERIS, PLC	1,100	209,528

		1,322,903

Industrial Services - 3.1%
EMCOR Group, Inc.	2,400	269,184
KBR, Inc.	10,775	413,652

		682,836

Non-Energy Minerals - 2.9%
AZEK Co., Inc. *	5,700	239,685
Commercial Metals Co.	3,950	121,818
Eagle Materials, Inc.	825	110,888
PotlatchDeltic Corp.	2,810	148,705

		621,096

Process Industries - 5.8%
Huntsman Corp.	4,650	134,060
Neenah, Inc.	2,525	129,734
Olin Corp.	7,625	289,521
Scotts Miracle-Gro Co.	1,850	453,194
Silgan Holdings, Inc.	5,800	243,774

		1,250,283

Producer Manufacturing - 12.9%
AGCO Corp.	925	132,876
Applied Industrial Technologies, Inc.	2,475	225,646
Array Technologies, Inc. *	2,975	88,715
AZZ, Inc.	2,525	127,134
Carlisle Cos., Inc.	1,650	271,557

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Crane Co.	2,675	251,209
H&E Equipment Services, Inc.	8,700	330,600
Hubbell, Inc.	1,525	285,007
Hydrofarm Holdings Group, Inc. *	800	48,256
Lincoln Electric Holdings, Inc.	1,350	165,969
MSA Safety, Inc.	1,700	255,034
Oshkosh Corp.	1,175	139,426
Rexnord Corp.	5,250	247,222
TPI Composites, Inc. *	925	52,198
Watsco, Inc.	685	178,614

		2,799,463

Retail Trade - 1.0%
Casey’s General Stores, Inc.	1,025	221,595

Technology Services - 3.5%
Globant SA *	1,625	337,366
ManTech International Corp.	1,800	156,510
Science Applications International Corp.	3,075	257,039

		750,915

Transportation - 3.1%
Knight-Swift Transportation Holdings, Inc.	5,275	253,675
Marten Transport, Ltd.	8,450	143,396
TFI International, Inc.	3,675	274,743

		671,814

Name of Issuer	Quantity	Fair Value ($)
Utilities - 1.9%
Black Hills Corp.	4,000	267,080
Spire, Inc.	1,950	144,086

		411,166

Total Common Stocks (cost: $13,866,456)		21,183,761

Short-Term Securities - 2.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	500,164	500,164

(cost: $500,164)
Total Investments in Securities - 100.0% (cost: $14,366,620)		21,683,925
Other Assets and Liabilities, net - 0.0%		3,178

Total Net Assets - 100.0%		$21,687,103

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	21,183,761	—	—	21,183,761
Short-Term Securities	500,164	—	—	500,164
Total:	21,683,925	—	—	21,683,925

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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